Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Payable And Accrued Liabilitiestext Block [Abstract]
Schedule accounts payable and accrued liabilities
	December 31, 2021	December 31, 2020
	($)	($)
Accounts payable	$386,030	552,357
Due to related parties	302,883	551,815
Accrued liabilities	143,486	355,535
	$832,399	1,459,707